UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21338

AllianzGI Convertible &

Income Fund II

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: February 28, 2014

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments

AllianzGI Convertible & Income Fund II Schedule of Investments

November 30, 2013 (unaudited)

Principal Amount (000s)		Value*
CORPORATE BONDS & NOTES—43.8%
	Advertising—0.8%
$6,335	Affinion Group, Inc., 11.50%, 10/15/15	$6,556,725

	Auto Components—0.8%
2,240	American Axle & Manufacturing Holdings, Inc., 9.25%, 1/15/17 (a)(b)	2,365,104
3,970	Goodyear Tire & Rubber Co., 8.25%, 8/15/20	4,486,100

		6,851,204

	Auto Manufacturers—0.7%
5,590	Chrysler Group LLC, 8.25%, 6/15/21	6,386,575

	Commercial Services—4.3%
3,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.75%, 3/15/20	3,525,000
8,535	Cenveo Corp., 11.50%, 5/15/17	8,513,662
4,295	DynCorp International, Inc., 10.375%, 7/1/17	4,434,587
6,345	Interactive Data Corp., 10.25%, 8/1/18	6,995,363
4,925	Monitronics International, Inc., 9.125%, 4/1/20	5,220,500
8,250	National Money Mart Co., 10.375%, 12/15/16	8,580,000

		37,269,112

	Commercial Services & Supplies—0.8%
4,355	United Rentals North America, Inc., 8.375%, 9/15/20	4,877,600
1,745	West Corp., 8.625%, 10/1/18	1,908,594

		6,786,194

	Construction Materials—0.7%
5,690	US Concrete, Inc., 8.50%, 12/1/18 (a)(b)	5,818,025

	Consumer Finance—0.8%
2,605	SLM Corp., 8.45%, 6/15/18	3,044,594
3,865	Springleaf Finance Corp., 8.25%, 10/1/23 (a)(b)	4,174,200

		7,218,794

	Distribution/Wholesale—0.9%
6,430	HD Supply, Inc., 11.00%, 4/15/20	7,667,775

	Diversified Consumer Services—0.6%
5,270	Cambium Learning Group, Inc., 9.75%, 2/15/17	4,980,150

	Diversified Financial Services—1.3%
	Community Choice Financial, Inc.,
7,465	10.75%, 5/1/19	6,531,875
5,370	12.75%, 5/1/20 (a)(b)	4,873,275

		11,405,150

	Diversified Telecommunications—0.9%
7,705	Cincinnati Bell, Inc., 8.75%, 3/15/18	8,176,931

	Electrical Components & Equipment—1.2%
10,275	WireCo WorldGroup, Inc., 9.50%, 5/15/17	10,634,625

	Electronic Equipment, Instruments & Components—0.7%
5,815	Kemet Corp., 10.50%, 5/1/18	5,684,163

	Energy Equipment & Services—1.0%
8,005	Pioneer Drilling Co., 9.875%, 3/15/18	8,605,375

	Food & Staples Retailing—0.5%
4,000	Rite Aid Corp., 10.25%, 10/15/19	4,520,000

	Health Care Providers & Services—0.8%
6,585	ExamWorks Group, Inc., 9.00%, 7/15/19	7,210,575

	Healthcare-Products—0.9%
6,785	Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	7,785,788

	Hotels, Restaurants & Leisure—1.8%
6,880	DineEquity, Inc., 9.50%, 10/30/18	7,671,200
6,395	MGM Resorts International, 11.375%, 3/1/18	8,201,587

		15,872,787

	Household Durables—0.9%
	Beazer Homes USA, Inc.,
2,245	7.25%, 2/1/23	2,211,325
3,920	9.125%, 5/15/19	4,223,800
1390	Jarden Corp., 7.50%, 5/1/17	1,615,875

		8,051,000

AllianzGI Convertible & Income Fund II Schedule of Investments

November 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Household Products/Wares—0.7%
$5,725	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	$6,383,375

	Internet Software & Services—1.1%
	EarthLink, Inc.,
2,200	7.375%, 6/1/20	2,211,000
7,590	8.875%, 5/15/19	7,514,100

		9,725,100

	Iron/Steel—0.6%
5,600	AK Steel Corp., 8.375%, 4/1/22	5,320,000

	IT Services—0.2%
1,985	Stream Global Services, Inc., 11.25%, 10/1/14	1,999,888

	Leisure Time—0.9%
8,145	Travelport LLC, 11.875%, 9/1/16	8,287,538

	Lodging—0.6%
9,455	Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	5,318,437

	Machinery—0.7%
5,495	Navistar International Corp., 8.25%, 11/1/21	5,673,588

	Media—3.5%
5,500	AMC Entertainment, Inc., 9.75%, 12/1/20	6,311,250
6,645	McClatchy Co., 9.00%, 12/15/22	7,243,050
6,280	McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21 (a)(b)	7,002,200
6,600	Media General, Inc., 11.75%, 2/15/17	7,161,000
2,850	Mood Media Corp., 9.25%, 10/15/20 (a)(b)	2,586,375

		30,303,875

	Metals & Mining—1.1%
5,050	ArcelorMittal, 10.35%, 6/1/19	6,400,875
3,975	Thompson Creek Metals Co., Inc., 7.375%, 6/1/18	3,488,062

		9,888,937

	Miscellaneous Manufacturing—0.7%
6,291	Harland Clarke Holdings Corp., 9.50%, 5/15/15	6,334,251

	Oil & Gas—1.5%
7,000	Energy XXI Gulf Coast, Inc., 9.25%, 12/15/17	7,840,000
4,306	United Refining Co., 10.50%, 2/28/18	4,844,250

		12,684,250

	Oil, Gas & Consumable Fuels—2.3%
2,160	Arch Coal, Inc., 9.875%, 6/15/19	1,868,400
7,510	Endeavour International Corp., 12.00%, 3/1/18	7,847,950
4,550	EP Energy LLC/EP Energy Finance, Inc., 9.375%, 5/1/20	5,255,250
4,200	Laredo Petroleum, Inc., 9.50%, 2/15/19	4,704,000

		19,675,600

	Packaging & Containers—0.7%
5,357	Tekni-Plex, Inc., 9.75%, 6/1/19 (a)(b)	6,133,765

	Retail—0.9%
2,420	Neiman Marcus Group Ltd., Inc., 8.00%, 10/15/21 (a)(b)	2,498,650
5,890	Toys “R” Us, Inc., 10.375%, 8/15/17	5,595,500

		8,094,150

	Semiconductors & Semiconductor Equipment—1.0%
1,950	Advanced Micro Devices, Inc., 8.125%, 12/15/17	2,042,625
5,545	Freescale Semiconductor, Inc., 10.75%, 8/1/20	6,321,300

		8,363,925

	Software—0.9%
6,955	First Data Corp., 12.625%, 1/15/21	8,189,512

	Specialty Retail—0.4%
3,140	Brown Shoe Co., Inc., 7.125%, 5/15/19	3,344,100

AllianzGI Convertible & Income Fund II Schedule of Investments

November 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Telecommunications—1.8%
$6,580	Clearwire Communications LLC/Clearwire Finance, Inc., 12.00%, 12/1/15 (a)(b)	$6,789,737
6,085	Consolidated Communications Finance Co., 10.875%, 6/1/20	7,058,600
3,860	NII Capital Corp., 8.875%, 12/15/19	1,640,500

		15,488,837

	Textiles, Apparel & Luxury Goods—0.7%
6,000	Fifth & Pacific Cos, Inc., 10.50%, 4/15/19	6,525,000

	Trading Companies & Distribution—0.7%
5,710	Aircastle Ltd., 9.75%, 8/1/18	6,295,275

	Transportation—1.6%
6,007	Quality Distribution LLC, 9.875%, 11/1/18	6,682,787
6,590	Swift Services Holdings, Inc., 10.00%, 11/15/18	7,372,563

		14,055,350

	Wireless Telecommunication Services—0.8%
5,545	Sprint Communications, Inc., 11.50%, 11/15/21	7,291,675

	Total Corporate Bonds & Notes (cost-$372,998,962)	382,857,376

Shares
CONVERTIBLE PREFERRED STOCK—36.2%
	Aerospace & Defense—1.1%
151,230	United Technologies Corp., 7.50%, 8/1/15	9,884,393

	Airlines—1.7%
296,875	Continental Airlines Finance Trust II, 6.00%, 11/15/30	14,342,773

	Auto Components—0.8%
112,635	Goodyear Tire & Rubber Co., 5.875%, 4/1/14	7,086,994

	Biotechnology—0.2%
29,235	Credit Suisse, 8.00%, 5/9/14 (Gilead Sciences, Inc.) (c)	1,899,983

	Commercial Banks—2.8%
7,455	Huntington Bancshares, Inc., 8.50% (d)	9,505,125
13,570	Wells Fargo & Co., 7.50%, Ser. L (d)	15,283,212

		24,788,337

	Communications Equipment—6.1%
42,300	Lucent Technologies Capital Trust I, 7.75%, 3/15/17	42,574,950
166,735	The Goldman Sachs Group, Inc., 8.00%, 1/15/14 (QualComm) (c)	10,968,829

		53,543,779

	Computers & Peripherals—1.1%
416,800	JPMorgan Chase & Co., 7.50%, 3/24/14 (EMC Corp.) (c)	9,336,320

	Diversified Financial Services—1.3%
10,530	Bank of America Corp., 7.25%, Ser. L (d)	11,319,750

	Diversified Telecommunication Services—0.1%
19,665	Intelsat SA, 5.75%, 5/1/16	1,138,800

	Electric Utilities—1.1%
179,460	PPL Corp., 8.75%, 5/1/14	9,495,229

	Energy Equipment & Services—1.4%
239,140	Wells Fargo & Co., 8.00%, 8/6/14 (Halliburton) (c)	11,713,077

	Household Durables—1.1%
287,590	Wells Fargo & Co., 8.00%, 6/20/14 (Lennar Corp.) (c)	9,812,571

	Insurance—1.8%
263,610	JPMorgan Chase & Co., 7.00%, 3/10/14 (American International Group, Inc.) (c)	11,401,132
148,125	MetLife, Inc., 5.00%, 3/26/14	4,571,138

		15,972,270

	Internet & Catalog Retail—1.4%
12,505	Credit Suisse, 8.00%, 5/21/14 (Priceline.com) (c)	12,525,383

AllianzGI Convertible & Income Fund II Schedule of Investments

November 30, 2013 (unaudited) (continued)

Shares		Value*
	IT Services—1.2%
142,290	Unisys Corp., 6.25%, 3/1/14	$10,607,720

	Metals & Mining—2.4%
484,070	ArcelorMittal, 6.00%, 1/15/16	12,351,336
305,030	Cliffs Natural Resources, Inc., 7.00%, 2/1/16	6,698,459
125,000	Thompson Creek Metals Co., Inc., 6.50%, 5/15/15	1,918,750

		20,968,545

	Multi-Utilities—1.1%
186,560	AES Trust III, 6.75%, 10/15/29	9,393,296

	Oil, Gas & Consumable Fuels—3.5%
302,185	Credit Suisse AG, 8.00%, 10/22/14 (Occidental Petroleum Corp.) (c)	27,976,287
94,905	PetroQuest Energy, Inc., 6.875% (d)	2,894,603

		30,870,890

	Real Estate Investment Trust—3.5%
335,200	Alexandria Real Estate Equities, Inc., 7.00% (d)	8,413,520
539,470	FelCor Lodging Trust, Inc., 1.95%, Ser. A (d)	13,055,174
159,235	Health Care REIT, Inc., 6.50%, 4/20/18, Ser. I (d)	8,582,766

		30,051,460

	Road & Rail—2.5%
1,137,610	2010 Swift Mandatory Common Exchange Security Trust, 6.00%, 12/31/13 (b)	21,893,987

	Total Convertible Preferred Stock (cost-$282,077,319)	316,645,557

Principal Amount (000s)
CONVERTIBLE BONDS & NOTES—18.0%
	Biotechnology—0.3%
$ 4,065	Dendreon Corp., 2.875%, 1/15/16	2,632,087

	Capital Markets—2.2%
8,165	Ares Capital Corp., 5.75%, 2/1/16	8,848,819
10,075	BGC Partners, Inc., 4.50%, 7/15/16	10,585,047

		19,433,866

	Commercial Services—2.0%
15,600	Cenveo Corp., 7.00%, 5/15/17	17,189,250

	Construction Materials—0.8%
5,850	Cemex S.A.B. de C.V., 4.875%, 3/15/15	6,753,094

	Health Care Providers & Services—1.2%
9,478	HealthSouth Corp., 2.00%, 12/1/43	10,556,123

	Hotels, Restaurants & Leisure—2.0%
6,935	MGM Resorts International, 4.25%, 4/15/15	8,413,022
9,175	Morgans Hotel Group Co., 2.375%, 10/15/14	8,899,750

		17,312,772

	Life Sciences Tools & Services—0.7%
6,695	Sequenom, Inc., 5.00%, 10/1/17	5,962,734

	Machinery—3.7%
5,920	Greenbrier Cos, Inc., 3.50%, 4/1/18	6,889,400
	Meritor, Inc.,
9,545	4.625%, 3/1/26 (e)	9,562,897
4,325	7.875%, 3/1/26 (a)(b)	5,441,391
8,665	Navistar International Corp., 3.00%, 10/15/14	9,006,184
900	Wabash National Corp., 3.375%, 5/1/18	1,177,312

		32,077,184

	Oil, Gas & Consumable Fuels—0.1%
1,560	Endeavour International Corp., 5.50%, 7/15/16	1,254,825

	Real Estate Investment Trust—0.6%
5,430	IAS Operating Partnership LP, 5.00%, 3/15/18 (a)(b)	5,046,506

	Semiconductors & Semiconductor Equipment—1.0%
7,550	SunPower Corp., 4.75%, 4/15/14	9,088,313

	Software—1.5%
4,835	Nuance Communications, Inc., 2.75%, 8/15/27	4,970,984
7,890	TeleCommunication Systems, Inc., 7.75%, 6/30/18	7,687,819

		12,658,803

	Thrifts & Mortgage Finance—0.6%
4,965	MGIC Investment Corp., 5.00%, 5/1/17	5,588,728

AllianzGI Convertible & Income Fund II Schedule of Investments

November 30, 2013 (unaudited) (continued)

Principal Amount (000s)		Value*
	Tobacco—1.3%
$9,940	Vector Group Ltd., 2.50%, 1/15/19 (f)	$11,760,422

	Total Convertible Bonds & Notes (cost-$139,171,922)	157,314,707

SHORT-TERM INVESTMENT—2.0%
	Time Deposit—2.0%
17,198,299	Bank of America-London, 0.03%, 12/2/13 (cost-$17,198,299)	17,198,299

	Total Investments (cost-$811,446,503) (g)—100.0%	$874,015,939

Notes to Schedule of Investments:

*Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation method to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and Allianz Global Investors U.S. LLC (the “Sub-Adviser”). The Fund’s Valuation Committee was established by the Board to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board, as instructed. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value investments may differ from the value that would be realized if the investments were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined at the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $52,729,228, representing 6.0% of total investments.

(b)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(c)	Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(d)	Perpetual maturity. The date shown, if any, is the next call date.

(e)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.

(f)	In addition to the coupon rate shown, the issuer is expected to pay additional interest based on the actual dividends paid on its common stock.

(g)	At November 30, 2013, the cost basis of portfolio securities for federal income tax purposes was $816,088,671. Gross unrealized appreciation was $75,525,693; gross unrealized depreciation was $17,598,425; and net unrealized appreciation was $57,927,268. The differences between book and tax cost basis were attributable to the differing treatment of bond premium amortization and wash sale loss deferrals

AllianzGI Convertible & Income Fund II Schedule of Investments

November 30, 2013 (unaudited) (continued)

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•	Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committees’s own assumptions and single broker’s quote)

The valuation techniques used by the Fund to measure fair value during the nine months ended November 30, 2013 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock)—Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Convertible Bonds & Notes—Convertible bonds & notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes—Corporate bonds & notes are generally comprised of two main categories: investment grade bonds and high yield bond. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily tradingactivity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds & notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

AllianzGI Convertible & Income Fund II Schedule of Investments

November 30, 2013 (unaudited) (continued)

A summary of the inputs used at November 30, 2013 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 11/30/2013
Investments in Securities - Assets
Corporate Bonds & Notes	—	$382,857,376	—	$382,857,376
Convertible Preferred Stock:
Airlines	—	14,342,773	—	14,342,773
Biotechnology	—	—	$1,899,983	1,899,983
Communications Equipment	—	42,574,950	10,968,829	53,543,779
Computers & Peripherals	—	—	9,336,320	9,336,320
Diversified Telecommunication Services	—	1,138,800	—	1,138,800
Energy Equipment & Services	—	—	11,713,077	11,713,077
Household Durables	—	—	9,812,571	9,812,571
Insurance	$4,571,138	—	11,401,132	15,972,270
Internet & Catalog Retail	—	—	12,525,383	12,525,383
Metals & Mining	8,617,209	12,351,336	—	20,968,545
Oil, Gas & Consumable Fuels	—	2,894,603	27,976,287	30,870,890
Road & Rail	—	21,893,987	—	21,893,987
All Other	112,627,179	—	—	112,627,179
Convertible Bonds & Notes	—	157,314,707	—	157,314,707
Short-Term Investment	—	17,198,299	—	17,198,299

Totals	$125,815,526	$652,566,831	$95,633,582	$874,015,939

At November 30, 2013, there were no transfers between Levels 1 and 2.

AllianzGI Convertible & Income Fund II Schedule of Investments

November 30, 2013 (unaudited) (continued)

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the nine months ended November 30, 2013, was as follows:

	Beginning Balance 2/28/13	Purchases	Sales		Accrued Discounts (Premiums)	Net Realized Gain	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3	Ending Balance 11/30/13
Investments in Securities - Assets
Convertible Preferred Stock:
Biotechnology	—	$9,251,157	$(8,423,551)		—	$790,932	$281,445	—	—	$1,899,983
Communications Equipment	$10,664,871	—	—		—	—	303,958	—	—	10,968,829
Computers & Peripherals	8,506,486	9,979,318	(10,817,502	)†	—	—	1,668,018	—	—	9,336,320
Energy Equipment & Services	—	11,175,634	—		—	—	537,443	—	—	11,713,077
Household Durables	—	10,642,786	—		—	—	(830,215)	—	—	9,812,571
Insurance	—	10,403,605	—		—	—	997,527	—	—	11,401,132
Internet & Catalog Retail	—	10,035,262	—		—	—	2,490,121	—	—	12,525,383
Oil, Gas and Consumable Fuels	—	29,355,121	—		—	—	(1,378,834)	—	—	27,976,287

Totals	$19,171,357	$90,842,883	$(19,241,053)		—	$790,932	$4,069,463	—	—	$95,633,582

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at November 30, 2013:

	Ending Balance at 11/30/13	Valuation Technique Used	Unobservable Inputs	Input Values
Investments in Securities - Assets
Convertible Preferred Stock:	$95,633,582	Third-Party Pricing Vendor	Single Broker Quote	$22.40-$1,001.63

†	Stock Conversion.

The net change in unrealized appreciation/depreciation of Level 3 investments at November 30, 2013, was $1,758,447.

Glossary:

REIT—Real Estate Investment Trust

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AllianzGI Convertible & Income Fund II

By	/s/ Brian S. Shlissel
Brian S. Shlissel,
President & Chief Executive Officer

Date: January 21, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
Brian S. Shlissel,
President & Chief Executive Officer

Date: January 21, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna, Treasurer, Principal Financial & Accounting Officer

Date: January 21, 2014